Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II

LAMAR ADVERTISING COMPANY

AND SUBSIDIARIES

Valuation and Qualifying Accounts

Years Ended December 31, 2018, 2017 and 2016

(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Year ended December 31, 2018
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$10,055	8,472	7,366	$11,161
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$20,120	3,814	—	$23,934
Year ended December 31, 2017
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$9,356	6,762	6,063	$10,055
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$16,167	3,953	—	$20,120
Year ended December 31, 2016
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$8,984	6,870	6,498	$9,356
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$13,827	2,340	—	$16,167

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II

LAMAR MEDIA CORP.

AND SUBSIDIARIES

Valuation and Qualifying Accounts

Years Ended December 31, 2018, 2017 and 2016

(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Year ended December 31, 2018
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$10,055	8,472	7,366	$11,161
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$20,120	3,814	—	$23,934
Year ended December 31, 2017
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$9,356	6,762	6,063	$10,055
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$16,167	3,953	—	$20,120
Year ended December 31, 2016
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$8,984	6,870	6,498	$9,356
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$13,827	2,340	—	$16,167